Contingent liabilities and financial commitments - Engle Class Action and Engle Progeny Cases (Florida) (Details) £ in Millions	12 Months Ended		36 Months Ended
	Dec. 31, 2024 CASE Case	Dec. 31, 2023 CASE	Dec. 31, 2024 GBP (£) Case CASE	Dec. 31, 2024 USD ($) Case CASE
Disclosure Of Commitments And Contingencies [Line Items]
Number of paid judgements cases	4
Engle Progeny cases
Disclosure Of Commitments And Contingencies [Line Items]
Number of trials resulting in plaintiffs’ verdicts			16	16
Losses on litigation settlements			£ 82	$ 102,900,000
Number of adverse judgments, still has time to file an appeal			0	0
Number of adverse judgments in which an appeal was not, and can no longer be, sought			6	6
Total number of cases | CASE	91	305
Engle Progeny cases | Judgements arising three years before reporting year
Disclosure Of Commitments And Contingencies [Line Items]
Number of adverse judgments appealed			10	10
Total number of cases			5	5
Number of paid judgements cases			5	5
Engle Progeny cases | Compensatory damages
Disclosure Of Commitments And Contingencies [Line Items]
Losses on litigation settlements			£ 51	$ 63,700,000
Engle Progeny cases | Punitive damages
Disclosure Of Commitments And Contingencies [Line Items]
Losses on litigation settlements			£ 31	$ 39,200,000
Engle Progeny cases | Florida
Disclosure Of Commitments And Contingencies [Line Items]
Total number of trials | CASE			32	32
Number of cases for which new trial is ordered			2	2
Number of retrials			2	2